Note 5 - Long-Term Debt (Details) - Summary of Long Tem Debt (USD $)	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Bank loans	$ 54,125,000	$ 61,581,000
Less: Current portion	(17,612,000)	(15,937,000)
Long-term portion	36,513,000	45,644,000
Prospero Maritime Inc. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	3,850,000	4,675,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd Borrower [Member]
Debt Instrument [Line Items]
Bank loans	5,500,000	6,000,000
Manolis Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	6,160,000	6,480,000
Trust Navigation Corp. / Tiger Navigation Co. Borrower [Member]
Debt Instrument [Line Items]
Bank loans		2,000,000
Saf-Concord Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	5,750,000	6,250,000
Eleni Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	6,200,000	7,000,000
Pantelis Shipping Corp. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	7,920,000	8,480,000
Aggeliki Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	5,470,000	6,076,000
Noumea Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	$ 13,275,000	$ 14,620,000